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                    SUPPLEMENT DATED FEBRUARY 6, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 29, 2005
                       VAN KAMPEN EQUITY AND INCOME FUND
        AS PREVIOUSLY SUPPLEMENTED ON AUGUST 15, 2005, AUGUST 19, 2005,
                    SEPTEMBER 22, 2005 AND JANUARY 31, 2006

     The Statement of Additional Information is hereby supplemented as follows:

     The section entitled "NON-FUNDAMENTAL POLICIES" is supplemented as follows:

     3. Invest in other investment companies in reliance on Section 12(d) (1)
(F), 12(d) (1) (G) or 12(d) (1) (J) of the 1940 Act.

                  PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE USE

                                                                 EQISPTSAI  2/06